FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

14) FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a) Fair Value Measurements

At December 31, 2017, senior notes had a carrying value of $672.4 million and a fair value of $687.2 million (December 31, 2016 - $745.6 million and $771.0 million, respectively).

There were no transfers between fair value hierarchy levels during the year.

b) Derivative Financial Instruments

The derivative financial assets and liabilities on the Consolidated Balance Sheets result from recording derivative financial instruments at fair value.

The following tables summarize the change in fair value for the respective years:

				Income
Gain/(Loss) ($ thousands)	December 31, 2017	December 31, 2016	December 31, 2015	Statement Presentation
Equity Swaps	$(184)	$3,582	$(2,097)	G&A expense
Electricity Swaps	639	1,135	(408)	Operating expense
Foreign Exchange Derivatives	—	—	(21,847)	Foreign exchange
Commodity Derivative Instruments:
Oil	(5,445)	(96,238)	(99,790)	Commodity derivative
Gas	11,174	(13,505)	(45,194)	instruments
Total Unrealized Gain/(Loss)	$6,184	$(105,026)	$(169,336)

The following table summarizes the effect of Enerplus’ commodity derivative instruments on the Consolidated Statements of Income/(Loss):

($ thousands)	2017	2016	2015
Change in fair value gain/(loss)	$5,729	$(109,743)	$(144,984)
Net realized cash gain	8,581	80,346	287,708
Commodity derivative instruments gain/(loss)	$14,310	$(29,397)	$142,724

The following table summarizes the fair values at the respective year ends:

	December 31, 2017			December 31, 2016
	Assets	Liabilities		Liabilities
($ thousands)	Current	Current	Long-term	Current	Long-term
Electricity Swaps	$—	$—	$—	$641	$—
Equity Swaps	—	2,119	—	1,044	891
Commodity Derivative Instruments:
Oil	2,142	26,523	9,907	17,466	11,375
Gas	1,710	—	—	9,464	—
Total	$3,852	$28,642	$9,907	$28,615	$12,266

c) Risk Management

In the normal course of operations, Enerplus is exposed to various market risks, including commodity prices, foreign exchange, interest rates and equity prices, credit risk and liquidity risk.

i)Market Risk

Market risk is comprised of commodity price, foreign exchange, interest rate and equity price risk.

Commodity Price Risk:

Enerplus manages a portion of commodity price risk through a combination of financial derivative and physical delivery sales contracts. Enerplus’ policy is to enter into commodity contracts subject to a maximum of 80% of forecasted production volumes net of royalties and production taxes.

The following tables summarize Enerplus’ price risk management positions at February 20, 2018:

Crude Oil Instruments:

Instrument Type(1)	bbls/day	US$/bbl(1)

Jan 1, 2018 – Jan 31, 2018
WTI Swap	5,000	55.38
WTI Purchased Put	13,000	53.04
WTI Sold Call	13,000	61.99
WTI Sold Put	13,000	42.83
WCS Differential Swap (Sale)	1,500	(14.75)

Feb 1, 2018 – Mar 31, 2018
WTI Swap	7,000	58.32
WTI Purchased Put	13,000	53.04
WTI Sold Call	13,000	61.99
WTI Sold Put	13,000	42.83
WCS Differential Swap (Sale)	1,500	(14.75)

Apr 1, 2018 – Jun 30, 2018
WTI Swap	5,000	55.38
WTI Purchased Put	15,000	52.90
WTI Sold Call	15,000	61.73
WTI Sold Put	15,000	42.92
WCS Differential Swap (Sale)	1,500	(14.75)
WCS Differential Swap (Purchase)	1,500	(25.50)

Jul 1, 2018 – Sep 30, 2018
WTI Swap	3,000	53.73
WTI Purchased Put	18,000	52.53
WTI Sold Call	18,000	61.22
WTI Sold Put	18,000	42.71
WCS Differential Swap (Sale)	1,500	(14.75)
WCS Differential Swap (Purchase)	1,500	(25.50)

Oct 1, 2018 – Dec 31, 2018
WTI Swap	3,000	53.73
WTI Purchased Put	20,000	52.48
WTI Sold Call	20,000	61.10
WTI Sold Put	20,000	42.74
WCS Differential Swap (Sale)	1,500	(14.75)
WCS Differential Swap (Purchase)	1,500	(25.50)

Jan 1, 2019 – Mar 31, 2019
WTI Swap	3,000	53.73
WTI Purchased Put	16,000	53.69
WTI Sold Call	16,000	63.44
WTI Sold Put	16,000	44.05

Apr 1, 2019 – Dec 31, 2019
WTI Purchased Put	20,000	53.94
WTI Sold Call	20,000	63.84
WTI Sold Put	20,000	44.09
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl.

Natural Gas Instruments:

Instrument Type(1)	MMcf/day	US$/Mcf

Jan 1, 2018 – Mar 31, 2018
NYMEX Purchased Put	30.0	2.75
NYMEX Sold Call	30.0	3.47

Apr 1, 2018 – Oct 31, 2018
NYMEX Purchased Put	40.0	2.75
NYMEX Sold Call	40.0	3.38

Nov 1, 2018 – Dec 31, 2018
NYMEX Purchased Put	30.0	2.75
NYMEX Sold Call	30.0	3.47
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/Mcf.

Foreign Exchange Risk:

Enerplus is exposed to foreign exchange risk in relation to its U.S. operations, U.S. dollar denominated senior notes, cash deposits and working capital. Additionally, Enerplus’ crude oil sales and a significant portion of its natural gas sales are based on U.S. dollar indices. To mitigate exposure to fluctuations in foreign exchange, Enerplus may enter into foreign exchange derivatives. At December 31, 2017 Enerplus did not have any foreign exchange derivatives outstanding.

During 2015, Enerplus recognized $39.2 million in net foreign exchange losses on the settlement of its foreign exchange collars and forward rate swaps, gains of $39.9 million on the unwind of its foreign exchange swaps on US$175 million of its US$225 million senior notes, and gains of $3.3 million on the settlement of its foreign exchange swap on the final principal repayment of its US$54 million senior notes.

Interest Rate Risk:

At December 31, 2017, all of Enerplus’ debt was based on fixed interest rates, and Enerplus did not have any interest rate derivatives outstanding.

Equity Price Risk:

Enerplus is exposed to equity price risk in relation to its long‑term incentive plans detailed in Note 13. Enerplus has entered into various equity swaps maturing in 2018 and has effectively fixed the future settlement cost on 470,000 shares at a weighted average price of $16.89 per share.

ii) Credit Risk

Credit risk represents the financial loss Enerplus would experience due to the potential non-performance of counterparties to its financial instruments. Enerplus is exposed to credit risk mainly through its joint venture, marketing and financial counterparty receivables.

Enerplus mitigates credit risk through credit management techniques, including conducting financial assessments to establish and monitor counterparties’ credit worthiness, setting exposure limits, monitoring exposures against these limits and obtaining financial assurances such as letters of credit, parental guarantees, or third party credit insurance where warranted. Enerplus monitors and manages its concentration of counterparty credit risk on an ongoing basis.

Enerplus’ maximum credit exposure at the balance sheet date consists of the carrying amount of its non‑derivative financial assets and the fair value of its derivative financial assets. At December 31, 2017, approximately 78% of Enerplus’ marketing receivables were with companies considered investment grade.

Enerplus actively monitors past due accounts and takes the necessary actions to expedite collection, which can include withholding production, netting amounts off future payments or seeking other remedies including legal action. Should Enerplus determine that the ultimate collection of a receivable is in doubt, it will provide the necessary provision in its allowance for doubtful accounts with a corresponding charge to earnings. If Enerplus subsequently determines an account is uncollectible the account is written off with a corresponding charge to the allowance account. Enerplus’ allowance for doubtful accounts balance at December 31, 2017 was $3.5 million (December 31, 2016 - $3.3 million).

iii) Liquidity Risk & Capital Management

Liquidity risk represents the risk that Enerplus will be unable to meet its financial obligations as they become due. Enerplus mitigates liquidity risk through actively managing its capital, which it defines as debt (net of cash and restricted cash) and shareholders’ capital. Enerplus’ objective is to provide adequate short and longer term liquidity while maintaining a flexible capital structure to sustain the future development of its business. Enerplus strives to balance the portion of debt and equity in its capital structure given its current oil and natural gas assets and planned investment opportunities.

Management monitors a number of key variables with respect to its capital structure, including debt levels, capital spending plans, dividends, access to capital markets, as well as acquisition and divestment activity.

At December 31, 2017, Enerplus was in full compliance with all covenants under the bank credit facility and outstanding senior notes.